SUBSIDIARIES (Tables)	6 Months Ended
Dec. 31, 2023
SUBSIDIARIES [Abstract]
Subsidiaries
		Equity Interest
	Country of Incorporation	December 31, 2023%	June 30, 2023%
IperionX Inc.	USA	100%	100%
IperionX Critical Minerals, LLC	USA	100%	100%
IperionX Technology, LLC	USA	100%	100%
Hyperion Metals (Australia) Pty Ltd	Australia	100%	100%
Calatos Pty Ltd, LLC	USA	100%	100%